COMMITMENTS AND CONTINGENCIES - Litigation and Regulatory Matters (Details) item in Millions	Dec. 31, 2018 USD ($) item	Dec. 31, 2017
Cardholders
Approximate number of cardholders | item	59.4
Average unused lines of credit per account | $	$ 2,210
Comenity Bank
Tier 1 capital to average assets
Tier 1 capital to average assets, Actual Ratio (as a prcent)	13.10%	12.30%
Tier 1 capital to average assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Minimum Ratio to be Well Capitalized under Prompt Corrective Action Provisions	5.00%	5.00%
Common Equity Tier 1 capital to risk-weighted assets
Common Equity Tier 1 capital to risk-weighted assets, Actual Ratio (as a percent)	14.60%	13.50%
Common Equity Tier 1 capital to risk-weighted assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	4.50%	4.50%
Common Equity Tier 1 capital to risk-weighted assets, Minimum Ratio to be Well Capitalized under Prompt Corrective Action Provisions (as a percent)	6.50%	6.50%
Risk Based Ratios [Abstract]
Tier 1 capital to risk-weighted assets, Actual Ratio (as a percent)	14.60%	13.50%
Tier 1 capital to risk-weighted assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	6.00%	6.00%
Tier 1 capital to risk-weighted assets, Minimum Ratio to be Well Capitalized under Prompt Corrective Action Provisions (as a percent)	8.00%	8.00%
Total capital to risk-weighted assets, Actual Ratio (as a percent)	15.90%	14.80%
Total capital to risk-weighted assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	8.00%	8.00%
Total capital to risk-weighted assets, Minimum Ratio to be Well Capitalized under prompt Corrective Action Provisions (as a percent)	10.00%	10.00%
Comenity Capital Bank
Tier 1 capital to average assets
Tier 1 capital to average assets, Actual Ratio (as a prcent)	12.10%	12.40%
Tier 1 capital to average assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Minimum Ratio to be Well Capitalized under Prompt Corrective Action Provisions	5.00%	5.00%
Common Equity Tier 1 capital to risk-weighted assets
Common Equity Tier 1 capital to risk-weighted assets, Actual Ratio (as a percent)	14.40%	14.00%
Common Equity Tier 1 capital to risk-weighted assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	4.50%	4.50%
Common Equity Tier 1 capital to risk-weighted assets, Minimum Ratio to be Well Capitalized under Prompt Corrective Action Provisions (as a percent)	6.50%	6.50%
Risk Based Ratios [Abstract]
Tier 1 capital to risk-weighted assets, Actual Ratio (as a percent)	14.40%	14.00%
Tier 1 capital to risk-weighted assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	6.00%	6.00%
Tier 1 capital to risk-weighted assets, Minimum Ratio to be Well Capitalized under Prompt Corrective Action Provisions (as a percent)	8.00%	8.00%
Total capital to risk-weighted assets, Actual Ratio (as a percent)	15.70%	15.30%
Total capital to risk-weighted assets, Minimum Ratio for Capital Adequacy Purposes (as a percent)	8.00%	8.00%
Total capital to risk-weighted assets, Minimum Ratio to be Well Capitalized under prompt Corrective Action Provisions (as a percent)	10.00%	10.00%